UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   November 15, 2004

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: 150,035

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       Common Stocks    020002101     3649    76042 SH       SOLE                    76042
American Superconductor        Common Stocks    030111108      545    43850 SH       SOLE                    43850
AmSurg Corp.                   Common Stocks    03232P405     2204   104050 SH       SOLE                   104050
Anadarko Petroleum             Common Stocks    032511107     2188    32976 SH       SOLE                    32976
Analog Devices                 Common Stocks    032654105     2610    67297 SH       SOLE                    67297
Applied Films                  Common Stocks    038197109      880    48836 SH       SOLE                    48836
Apria Healthcare Group         Common Stocks    037933108     2420    88809 SH       SOLE                    88809
Bear Stearns Companies         Common Stocks    073902108     2308    24002 SH       SOLE                    24002
Brillian                       Common Stocks    10949P107      395    89250 SH       SOLE                    89250
Cache                          Common Stocks    127150308     2249   149900 SH       SOLE                   149900
Caremark RX Inc                Common Stocks    141705103     2484    77464 SH       SOLE                    77464
Casual Male Retail Group       Common Stocks    148711104     2145   409425 SH       SOLE                   409425
CEC Entertainment              Common Stocks    125137109     2824    76853 SH       SOLE                    76853
Celgene                        Common Stocks    151020104     1807    62050 SH       SOLE                    62050
Charlotte Russe Hldg           Common Stocks    161048103     1704   148450 SH       SOLE                   148450
Christopher & Banks            Common Stocks    171046105     2563   160100 SH       SOLE                   160100
Clark Inc.                     Common Stocks    181457102     1733   128000 SH       SOLE                   128000
Clear Channel Communications   Common Stocks    184502102     2183    70050 SH       SOLE                    70050
Ditech Communications          Common Stocks    25500M103     3553   158700 SH       SOLE                   158700
Epix Pharmaceuticals           Common Stocks    26881Q101     2571   133136 SH       SOLE                   133136
Equity Office Properties       Common Stocks    294741103     1287    47228 SH       SOLE                    47228
Felcor Lodging Pfd             Preferred Stocks 31430F200     1062    43900 SH       SOLE                    43900
First Data                     Common Stocks    319963104     2648    60879 SH       SOLE                    60879
Foundry Networks               Common Stocks    35063R100     1687   177750 SH       SOLE                   177750
Frontline Ltd                  Common Stocks    G3682E127     4454    94391 SH       SOLE                    94391
GulfTerra Energy Partners      Common Stocks    28368B102     1214    28925 SH       SOLE                    28925
Hologic                        Common Stocks    436440101     1048    54400 SH       SOLE                    54400
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1310  1330000 SH       SOLE                  1330000
Intel                          Common Stocks    458140100      231    11492 SH       SOLE                    11492
International Rectifier        Common Stocks    460254105     2255    65735 SH       SOLE                    65735
ISIS Pharmaceuticals           Common Stocks    464330109     1685   343925 SH       SOLE                   343925
Jones Apparel                  Common Stocks    480074103     2704    75534 SH       SOLE                    75534
K-Swiss                        Common Stocks    482686102     2547   132291 SH       SOLE                   132291
Keithley Instruments           Common Stocks    487584104     1412    80917 SH       SOLE                    80917
Ligand Pharmaceuticals         Common Stocks    53220K207     1761   175718 SH       SOLE                   175718
Mobility Electronics           Common Stocks    60741U101     4227   513000 SH       SOLE                   513000
Multi-Fineline Electronix      Common Stocks    62541B101     3483   371752 SH       SOLE                   371752
National Oilwell               Common Stocks    637071101     2392    72795 SH       SOLE                    72795
Navigant International         Common Stocks    63935R108     1915   117285 SH       SOLE                   117285
NBTY, Inc.                     Common Stocks    628782104     3032   140625 SH       SOLE                   140625
Newport Corp                   Common Stocks    651824104     1371   119519 SH       SOLE                   119519
NPS Pharmaceuticals            Common Stocks    62936P103     2633   120884 SH       SOLE                   120884
Omnivision Technologies        Common Stocks    682128103     2859   202050 SH       SOLE                   202050
Pacer International            Common Stocks    69373H106     3298   201116 SH       SOLE                   201116
Plains All Amern Pipeline LP   Common Stocks    726503105     4604   127961 SH       SOLE                   127961
Pogo Producing                 Common Stocks    730448107     3056    64396 SH       SOLE                    64396
Quiksilver                     Common Stocks    74838C106     2977   117094 SH       SOLE                   117094
R H Donnelley                  Common Stocks    74955W307     3107    62950 SH       SOLE                    62950
Republic Services Inc          Common Stocks    760759100     2076    69760 SH       SOLE                    69760
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2581   232106 SH       SOLE                   232106
SBC Communications Inc         Common Stocks    845333103      346    13321 SH       SOLE                    13321
Southwest Airlines             Common Stocks    844741108     2322   170449 SH       SOLE                   170449
SpectraLink                    Common Stocks    847580107     1320   138980 SH       SOLE                   138980
St. Paul Travelers             Common Stocks    792860108     2818    85253 SH       SOLE                    85253
SunGard Data Systems           Common Stocks    867363103     2392   100629 SH       SOLE                   100629
Sypris Solutions               Common Stocks    871655106     3379   247518 SH       SOLE                   247518
TEPPCO Partners LP             Common Stocks    872384102      738    17750 SH       SOLE                    17750
Top Tankers                    Common Stocks    Y8897Y107     4269   266950 SH       SOLE                   266950
Triad Hospitals                Common Stocks    89579K109     2439    70825 SH       SOLE                    70825
Trikon Technologies            Common Stocks    896187408      869   411875 SH       SOLE                   411875
Ultra Petroleum                Common Stocks    903914109     1968    40120 SH       SOLE                    40120
Universal Display              Common Stocks    91347P105      716    85026 SH       SOLE                    85026
Univision Communications       Common Stocks    914906102     2572    81366 SH       SOLE                    81366
Utilities Select SPDR          Common Stocks    81369Y886     4932   196890 SH       SOLE                   196890
Viacom Inc B                   Common Stocks    925524308     2826    84220 SH       SOLE                    84220
West Marine                    Common Stocks    954235107     2197   102750 SH       SOLE                   102750